                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 2

                              FORM 13F/A COVER PAGE


                   Report for the Quarter Ended June 30, 2001.

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED. THIS FILING ALSO LISTS SECURITIES SUBJECT TO A DE NOVO REQUEST FOR CONFIDENTIAL TREATMENT, WHICH WAS SUBSEQUENTLY WITHDRAWN.

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     October 6, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:           $21,600


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                           FORM 13F INFORMATION TABLE


                         TITLE                                                                           VOTING AUTHORITY
                          OF                 VALUE     SHARES/     SH/   PUT/   INVSTMT     OTHER    --------------------------
NAME OF ISSUER           CLASS    CUSIP    (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----  ---------  --------   ----------   ---   ----   --------  ---------  ---------  -------  ------
LEVEL 3 COMMUNICATIONS   COM    52729N100   21,600     4,000,000    SH           SOLE                4,000,000
 INC